Commitments and Contingencies (Details) - Schedule of Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Weighted-Average Remaining Lease Term [Abstract]
2025	$ 7,690
2026	7,690
Thereafter
Total lease payments	15,380
Less: imputed interest	(422)
Total lease liabilities	$ 14,958